Derivative Financial Instruments and Off-balance sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2016. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume(1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$18,800	n/a	$311	$311	$—
Equity and index contracts
Options	Other investments	—	92	1,846	1,846	—
Foreign currency contracts
Foreign currency forwards	Other investments	15,504	n/a	423	568	(145)
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	n/a	109,578	109,578	—

Total asset derivatives		$34,304	92	$112,158	$112,303	$(145)

Liability derivatives
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	$—	94	$(760)	$—	$(760)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	66,584	n/a	(5,710)	—	(5,710)
Guaranteed withdrawal benefits	Contractholder funds	19,083	n/a	(302)	—	(302)
Equity-indexed options in life product contracts	Contractholder funds	21,995	n/a	(1,165)	—	(1,165)

Total liability derivatives		107,662	94	(7,937)	$—	$(7,937)

Total derivatives		$141,966	186	$104,221

(1)

Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2015. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume(1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$22,100	n/a	$329	$329	$—
Equity and index contracts
Options	Other investments	—	77	592	592	—
Foreign currency contracts
Foreign currency forwards	Other investments	5,130	n/a	62	70	(8)
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	n/a	82,774	82,774	—

Total asset derivatives		$27,230	77	$83,757	$83,765	$(8)

Liability derivatives
Equity and index contracts
Options	Other liabilities & accrued expenses	$—	77	$(140)	$—	$(140)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	87,221	n/a	(6,769)	—	(6,769)
Guaranteed withdrawal benefits	Contractholder funds	20,774	n/a	(668)	—	(668)
Equity-indexed options in life product contracts	Contractholder funds	17,379	n/a	(463)	—	(463)

Total liability derivatives		125,374	77	(8,040)	$—	$(8,040)

Total derivatives		$152,604	154	$75,717

(1)

Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

Schedule of gross and net amount for the Company's OTC derivatives subject to enforceable master netting arrangements

The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in thousands)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2016
Asset derivatives	$879	$(145)	$—	$734	$—	$734
Liability derivatives	(145)	145	—	—	—	—
December 31, 2015
Asset derivatives	$399	$(8)	$—	$391	$—	$391
Liability derivatives	(8)	8	—	—	—	—

Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges

The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Statements of Operations and Comprehensive Income.

($ in thousands)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2016
Interest rate contracts	$(30)	$—	$—	$(30)
Equity and index contracts	—	—	405	405
Embedded derivative financial instruments	—	1,425	(702)	723
Foreign currency contracts	431	—	—	431
Other contracts—structured settlement annuity reinsurance agreement	23,380	—	—	23,380

Total	$23,781	$1,425	$(297)	$24,909

2015
Interest rate contracts	$(178)	$—	$—	$(178)
Equity and index contracts	—	—	(155)	(155)
Embedded derivative financial instruments	—	(792)	283	(509)
Foreign currency contracts	427	—	—	427
Other contracts—structured settlement annuity reinsurance agreement	(5,172)	—	—	(5,172)

Total	$(4,923)	$(792)	$128	$(5,587)

2014
Interest rate contracts	$(533)	$—	$—	$(533)
Embedded derivative financial instruments	—	1,957	(151)	1,806
Foreign currency contracts	(48)	—	—	(48)
Other contracts—structured settlement annuity reinsurance agreement	53,305	—	—	53,305

Total	$52,724	$1,957	$(151)	$54,530

Summary of Counterparty Credit Exposure by Counterparty Credit Rating

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2016				2015
Rating(1)	Number of counter- parties	Notional amount(2)	Credit exposure(2)	Exposure, net of collateral(2)	Number of counter- parties	Notional amount(2)	Credit exposure(2)	Exposure, net of collateral(2)
A+	4	$34,304	$734	$734	1	$11,800	$197	$197
A	—	—	—	—	3	9,765	125	125
BBB+	—	—	—	—	2	5,665	69	69

Total	4	$34,304	$734	$734	6	$27,230	$391	$391

(1)	Rating is the lower of S&P or Moody’s ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.